PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 8,221,477
Balance at end of year	8,732,046	$ 8,221,477
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,488,672	2,899,030
Monetary adjustment for hyperinflationary economy	1,550,186	1,428,225
Obtained through acquisition of Mexmaken		94,080
Additions	4,653,725	8,436,633
Transfer from CIP to towers	0	0
Reclassification to assets held for sale	(845,737)	(1,196,745)
Towers Sold	(167,896)
Impairment	(1,306,767)	(461,597)
Foreign exchange movement	(2,859,297)	(2,710,954)
Balance at end of year	9,512,886	8,488,672
Cost [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,767,745	1,033,587
Monetary adjustment for hyperinflationary economy	1,301,174	906,732
Obtained through acquisition of Mexmaken		0
Additions	71,929	0
Transfer from CIP to towers	6,031,951	6,164,373
Reclassification to assets held for sale	(845,737)	(1,196,745)
Towers Sold	0
Impairment	(500,764)	(461,597)
Foreign exchange movement	(2,180,040)	(1,678,605)
Balance at end of year	8,646,258	4,767,745
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,652,130	1,804,928
Monetary adjustment for hyperinflationary economy	68,942	504,218
Obtained through acquisition of Mexmaken		91,339
Additions	4,405,289	8,413,968
Transfer from CIP to towers	(6,031,951)	(6,164,373)
Reclassification to assets held for sale	0	0
Towers Sold	(167,896)
Impairment	(786,617)	0
Foreign exchange movement	(654,677)	(997,950)
Balance at end of year	485,220	3,652,130
Cost [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	68,797	60,515
Monetary adjustment for hyperinflationary economy	180,070	17,275
Obtained through acquisition of Mexmaken		2,741
Additions	176,507	22,665
Transfer from CIP to towers	0	0
Reclassification to assets held for sale	0	0
Towers Sold	0
Impairment	(19,386)	0
Foreign exchange movement	(24,580)	(34,399)
Balance at end of year	381,408	68,797
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	267,195	32,364
Monetary adjustment for hyperinflationary economy	73,748
Additions	703,895	392,128
Reclassification to assets held for sale	94,011	(80,369)
Impairment	(4,151)
Foreign exchange movement	(165,836)	(76,928)
Balance at end of year	780,840	267,195
Accumulated Amortization [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	254,314	25,900
Monetary adjustment for hyperinflationary economy	71,970
Additions	673,106	379,116
Reclassification to assets held for sale	94,011	80,369
Impairment	0
Foreign exchange movement	(164,131)	(70,333)
Balance at end of year	741,248	254,314
Accumulated Amortization [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Monetary adjustment for hyperinflationary economy	0
Additions	0	0
Reclassification to assets held for sale	0	0
Impairment	0
Foreign exchange movement	0	0
Balance at end of year	0	0
Accumulated Amortization [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	12,881	6,464
Monetary adjustment for hyperinflationary economy	1,778
Additions	30,789	13,012
Reclassification to assets held for sale	0	0
Impairment	(4,151)
Foreign exchange movement	(1,705)	(6,595)
Balance at end of year	39,592	12,881
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,221,477
Balance at end of year	8,732,046	8,221,477
Net Book Value [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,513,431
Balance at end of year	7,905,010	4,513,431
Net Book Value [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,652,130
Balance at end of year	485,220	3,652,130
Net Book Value [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	55,916
Balance at end of year	$ 341,816	$ 55,916